Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Net income / (loss)	$ 10,608	$ 16,157	$ 12,190		$ 35,138
Successor [Member]
Revenues	161,606	145,580	190,566		473,209
Cost of services	(121,326)	(102,349)	(139,404)		(352,716)
Gross profit	40,280	43,231	51,162		120,493
Selling, general and administrative expense	(16,485)	(13,759)	(22,779)		(46,592)
Amortization	(4,033)	(3,577)	(5,116)		(12,036)
Operating income	19,762	25,895	23,267		61,865
Interest expense, net	(5,011)	(6,199)	(8,099)		(14,691)
Other income / (expense), net	(130)	450	(18)		(629)
Income before income tax	14,621	20,146	15,150		46,545
Income tax expense	(3,511)	(3,989)	(2,960)		(10,905)
Net income / (loss)	11,110	16,157	12,190		35,640
Net income / (loss) attributable to non-controlling interests		47	(172)
Net income attributable to shareholders	$ 11,110	$ 16,110	$ 12,362		$ 35,640
Weighted average shares outstanding:
Basic	87,024,655	85,562,769	85,562,769		86,938,883
Diluted	87,024,655	85,912,715	85,840,312		86,938,883
Net earnings per share:
Basic	$ 0.13	$ 0.19	$ 0.14		$ 0.4
Diluted	$ 0.13	$ 0.19	$ 0.14		$ 0.4
Predecessor [Member] | NPS Holdings Limited [Member]
Revenues				$ 137,027
Cost of services				(104,242)
Gross profit				32,785
Selling, general and administrative expense				(19,969)
Amortization				(10)
Operating income				12,806
Interest expense, net				(4,090)
Other income / (expense), net				362
Income before income tax				9,078
Income tax expense				(2,342)
Net income / (loss)				6,736
Net income / (loss) attributable to non-controlling interests				(881)
Net income attributable to shareholders				$ 7,617
Weighted average shares outstanding:
Basic				348,524,566
Diluted				370,000,000
Net earnings per share:
Basic				$ 0.02
Diluted				$ 0.02